United States
Securities and Exchange Commission
Washington D.C. 20549
Form 13F
Form 13f cover Page
Report for the Calendar Year or Quarter Ended: March 31, 2001
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	250 Park Avenue
		Suite 2000
		New York, NY 10177

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is rue, correct and complete, and that it is understood that all required times, statements schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  	Financial Op Principal
Phone:  	212-983-8100
Signature, Place, and Date of Signing:

Nancy J. O. Luburich New York, NY May 10, 2001

Report type (Check only one.):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $187,768,238

                                                             Form 13 F information Table
                                                            Value        Shares/   Sh/  Put/  Invstmt Other    Voting Authority
Name of Issuer              Title of Class     CUSIP       (x$1000)     PRN AMT   PRN  Call  Dscretn Managers    Sole Shared None

Agilent Technology                    COM      00846U101      1889        61495  SH          SOLE              61495   0     0
ALZA Corp.                            COM      022615108      1620        40000  SH          SOLE              40000   0     0
American Express Corp                 COM      025816109      3713        89925  SH          SOLE              89925   0     0
American Int'l Group                  COM      026874107      4390        54538  SH          SOLE              54538   0     0
Amgen Inc.                            COM      031162100      3980        66130  SH          SOLE              66130   0     0
AOL Time Warner                       COM      00184A105      6267       156091  SH          SOLE             156091   0     0
AT&T Liberty Media Group A            COM      001957208      5145       367550  SH          SOLE             367550   0     0
Baker Hughes, Inc.                    COM      057224107      3075        84690  SH          SOLE              84690   0     0
Banc One Corp.                        COM      06423A103       227         6300  SH          SOLE               6300   0     0
Barr Laboratories, Inc.               COM      068306109      2720        47585  SH          SOLE              47585   0     0
Biogen Inc.                           COM      090597105      2617        41350  SH          SOLE              41350   0     0
Boston Scientific Corp.               COM      101137107       370        18376  SH          SOLE              18376   0     0
Bristol-Myers Squibb Co.              COM      110122108       591         9950  SH          SOLE               9950   0     0
C.R. Bard, Inc.                       COM      067383109      2801        61700  SH          SOLE              61700   0     0
Cardinal Health Inc.                  COM      14149Y108      3342        34550  SH          SOLE              34550   0     0
Chevron Corp.                         COM      166751107       215         2450  SH          SOLE               2450   0     0
Cisco Systems Inc.                    COM      17275R102      1299        82184  SH          SOLE              82184   0     0
CitiGroup                             COM      172967101      5847       130000  SH          SOLE             130000   0     0
Comcast Corp. Cl A                    COM      200300200      6395       152510  SH          SOLE             152510   0     0
Cornerstone US Gov't. Strategi     Mutual FD   360908305       475       371498  SH          SOLE             371498   0     0
CV Therapeutics, Inc.                 COM      126667104       759        23000  SH          SOLE              23000   0     0
Double Click                          COM      258609304      1270       109900  SH          SOLE             109900   0     0
El Paso Corporation                   COM      283905107      4668        71496  SH          SOLE              71496   0     0
EMC Corp                              COM      268648102      1208        41100  SH          SOLE              41100   0     0
Exxon Corp.                           COM      30231G102       527         6512  SH          SOLE               6512   0     0
FleetBoston Financial Corp.           COM      339030108      2242        59409  SH          SOLE              59409   0     0
Gemstar-TV Guide Intl.                COM      36866W106      2739        95300  SH          SOLE              95300   0     0
General Electric Co.                  COM      369604103      5647       134925  SH          SOLE             134925   0     0
H&R Block                             COM      093671105       650        13000  SH          SOLE              13000   0     0
Halliburton Co.                       COM      406216101      3270        89000  SH          SOLE              89000   0     0
Hewlett Packard Co                    COM      428236103      4770       152550  SH          SOLE             152550   0     0
Home Depot                            COM      437076102      2858        66325  SH          SOLE              66325   0     0
Intel Corp.                           COM      458140100      4041       153600  SH          SOLE             153600   0     0
Intl Business Machine                 COM      459200101      4073        42350  SH          SOLE              42350   0     0
J.P. Morgan Chase & Co.               COM      46625H100      6012       133915  SH          SOLE             133915   0     0
Johnson & Johnson                     COM      478160104       643         7360  SH          SOLE               7360   0     0
Lehman Bros. Hldgs Inc.               COM      524908100      6586       105050  SH          SOLE             105050   0     0
Lilly, Eli & Co.                      COM      532457108       314         4100  SH          SOLE               4100   0     0
Lowes Companies Inc.                  COM      548661107      4249        72700  SH          SOLE              72700   0     0
Medtronic Inc.                        COM      585055106      2417        52850  SH          SOLE              52850   0     0
Mellon Bank                           COM      585509102       251         6200  SH          SOLE               6200   0     0
Merck & Co.                           COM      589331107      3001        39550  SH          SOLE              39550   0     0
Merrill Lynch & Co. Inc.              COM      590188108      5022        90650  SH          SOLE              90650   0     0
Microsoft Corp.                       COM      594918104      4880        89250  SH          SOLE              89250   0     0
Millenium Pharm                       COM      599902103      2452        80500  SH          SOLE              80500   0     0
Morgan Stanley                        COM      617446448      4635        86650  SH          SOLE              86650   0     0
Motorola, Inc.                        COM      620076109      3282       230205  SH          SOLE             230205   0     0
Nortel Networks                       COM      656568102       256        18250  SH          SOLE              18250   0     0
Novoste (novt)                        COM      67010C100       790        45000  SH          SOLE              45000   0     0
Omnicare, Inc.                        COM      681904108      2247       104800  SH          SOLE             104800   0     0
Pepsico, Inc.                         COM      713448108      5401       122900  SH          SOLE             122900   0     0
Ralston Purina Grp.                   COM      751277302      4532       145500  SH          SOLE             145500   0     0
SBC Com. Inc.                         COM      78387G103      4201        94130  SH          SOLE              94130   0     0
Scientific Atlanta Inc.               COM      808655104      4416       106200  SH          SOLE             106200   0     0
Tyco International                    COM      902124106      5375       124339  SH          SOLE             124339   0     0
Verizon Communications                COM      92343V104      4275        86732  SH          SOLE              86732   0     0
Vertex Pharmaceuticals                COM      92532F100      1465        40000  SH          SOLE              40000   0     0
Viacom Inc. Cl. B                     COM      925524308      6183       140625  SH          SOLE             140625   0     0
Vodafone                              COM      92857W100       452        16650  SH          SOLE              16650   0     0
Wal Mart Stores Inc.                  COM      931142103      4264        84450  SH          SOLE              84450   0     0
Wellpoint Hlth Networks A             COM      94973H108      4437        46560  SH          SOLE              46560   0     0